Assets pledged and collateral	12 Months Ended
Dec. 31, 2023
Assets pledged and collateral
35 Assets pledged and collateral
Assets pledged
The Bank pledges assets mainly for repurchase agreements and other securities financing. Certain pledged assets may be encumbered, meaning they have the right to be sold or repledged. The encumbered assets are disclosed on the consolidated balance sheet.
Assets pledged
end of	2023		2022
CHF million
Total assets pledged or assigned as collateral	105,835	[1]	63,111
of which encumbered	8,430		25,445
1 Includes Swiss mortgages pledged to SNB in connection with the Emergency Liquidity Assistance (ELA) facility.
Collateral
The Bank receives cash and securities in connection with resale agreements, securities borrowing and loans, derivative transactions and margined broker loans. A significant portion of the collateral and securities received by the Bank was sold or repledged in connection with repurchase agreements, securities sold not yet purchased, securities borrowings and loans, pledges to clearing organizations, segregation requirements under securities laws and regulations, derivative transactions and bank loans.
Collateral
end of	2023	2022
CHF million
Fair value of collateral received with the right to sell or repledge	74,354	150,198
of which sold or repledged	23,374	75,819
Other information
end of	2023	2022
CHF million
Swiss National Bank required minimum liquidity reserves	2,041	2,258
Other restricted cash, securities and receivables [1]	424	812
1
Includes cash, securities and receivables recorded on the Bank’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Bank’s consolidated balance sheet.